Dividends - Commentary (Details) - USD ($)			6 Months Ended
	Aug. 06, 2018	May 04, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Mar. 31, 2018
Disclosure of classes of share capital [line items]
Dividend payables			$ 0
Dividends on other equity instruments			6,904,000,000	$ 4,756,000,000	$ 6,795,000,000
Contingent Convertible Securities
Disclosure of classes of share capital [line items]
Dividends declared before financial statements authorized for issue			0
$2,350m 6.250% Perpetual Subordinated Contingent Convertible Securities
Disclosure of classes of share capital [line items]
Notional amount						$ 2,350,000,000
Other equity instruments interest rate						6.25%
$1,800m 6.5% Perpetual Subordinated Contingent Convertible Securities
Disclosure of classes of share capital [line items]
Notional amount						$ 1,800,000,000
Other equity instruments interest rate						6.50%
8.125% Perpetual Subordinated Capital Securities
Disclosure of classes of share capital [line items]
Notional amount			$ 2,200,000,000
Other equity instruments interest rate			8.125%
Redemption of securities		$ 2,200,000,000
Dividends on other equity instruments		25,000,000
8.000% Perpetual Subordinated Capital Securities, Series 2
Disclosure of classes of share capital [line items]
Notional amount			$ 3,800,000,000
Other equity instruments interest rate			8.00%
Redemption of securities		3,800,000,000
Dividends on other equity instruments		$ 68,000,000
Major ordinary share transactions | Ordinary shares
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share	$ 0.10
Dividends declared before financial statements authorized for issue	$ 2,015,000,000